COMMITMENTS AND CONTINGENCIES - Advances from Customers (Details) $ in Thousands			1 Months Ended
	Mar. 04, 2019 MW	Jan. 07, 2019 MW	Dec. 29, 2019 MW	Nov. 30, 2016 MW	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Mar. 31, 2017 USD ($)
Supply Commitment [Line Items]
Fiscal Year 2022					$ 41,751
Fiscal Year 2023					60,856
Fiscal Year 2024					0
Fiscal Year 2025					0
Thereafter					0
Total					102,607
TotalEnergies | Affiliated entity
Supply Commitment [Line Items]
Refund liabilities (Note 6)					22,566	$ 0
Contract liabilities, current portion					31,069	9,405
TotalEnergies | The Amendment to the Solarization Agreement | Affiliated entity
Supply Commitment [Line Items]
Refund liabilities (Note 6)					22,566	0
Contract liabilities, current portion					8,100	9,300
Manufacturing equipment | Asset pledged as collateral
Supply Commitment [Line Items]
Property, plant and equipment, net					35,200
Sunpower and Total
Supply Commitment [Line Items]
Period for commitment				4 years
Power commitment (MW) | MW	10	3.7	93	200
TotalEnergies
Supply Commitment [Line Items]
Contract liabilities							$ 88,500
Advance payment					11,600	42,400
Contract liabilities, current portion					$ 8,100	$ 9,300